INTEGRITY HIGH INCOME FUND
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (96.0%)
Communication Services (18.7%)
ALTICE FRANCE SA 144A 5.500% 01/15/2028	200,000	$165,579
ARCHES BUYER INC 144A 4.250% 06/01/2028 Callable @ 100.000 12/01/2025	85,000	79,949
ARCHES BUYER INC 144A 6.125% 12/01/2028 Callable @ 100.000 12/01/2025	17,000	15,195
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 5.125% 05/01/2027 Callable @ 100.000 05/01/2025	110,000	108,481
CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 5.000% 02/01/2028 Callable @ 100.000 08/01/2025	454,000	442,684
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 5.375% 06/01/2029 Callable @ 101.791 06/01/2025	183,000	178,959
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.750% 03/01/2030 Callable @ 101.583 09/01/2025	515,000	485,583
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 144A 4.500% 08/15/2030 Callable @ 101.500 02/15/2026	515,000	478,143
*CCO HOLDINGS LLC/CCO HOLDINGS CAPITAL CORP. 144A 4.250% 02/01/2031 Callable @ 102.125 07/01/2025	323,000	291,813
CCO HOLDINGS LLC / CCO HOLDINGS CAPITAL CORP 4.500% 05/01/2032 Callable @ 102.250 05/01/2026	35,000	31,063
CSC HOLDINGS LLC 144A 6.500% 02/01/2029 Callable @ 101.083 02/01/2026	400,000	328,018
CSC HOLDINGS LLC 144A 5.750% 01/15/2030 Callable @ 101.917 01/15/2026	200,000	100,264
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 5.125% 08/15/2027	259,000	251,758
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.750% 04/15/2028 Callable @ 100.000 04/15/2026	204,000	169,320
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 7.500% 06/01/2029 Callable @ 101.875 06/01/2025	103,000	84,487
CLEAR CHANNEL OUTDOOR HOLDINGS INC 144A 9.000% 09/15/2028 Callable @ 104.500 09/15/2025	35,000	36,231
DIRECTV HOLDINGS LLC/DIRECTV FINANCING CO., INC. 144A 5.875% 08/15/2027 Callable @ 101.469 08/15/2025	137,000	132,442
*DISH NETWORK CORP 144A 11.750% 11/15/2027 Callable @ 105.875 05/15/2025	237,000	249,220
DISH DBS CORP 7.750% 07/01/2026	193,000	167,751
DISH DBS CORP 144A 5.250% 12/01/2026 Callable @ 100.000 06/01/2026	345,000	313,930
DISH DBS CORP 144A 5.750% 12/01/2028 Callable @ 100.000 12/01/2027	65,000	54,588
(4) ECHOSTAR CORP 6.750% (6.750% PIK) 11/30/2030 Callable @ 102.000 11/30/2026	49,010	45,707
(4) ECHOSTAR CORP 3.875% (3.875% PIK)11/30/2030	29,251	31,536
ECHOSTAR CORP 10.750% 11/30/2029 Callable @ 105.375 11/30/2026	80,000	84,589
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 5.875% 10/15/2027 Callable @ 100.000 10/15/2025	4,000	3,996
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 5.000% 05/01/2028 Callable @ 101.250 05/01/2025	200,000	197,779
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 6.750% 05/01/2029 Callable @ 101.688 05/01/2025	9,000	9,037
FRONTIER COMMUNICATIONS HOLDINGS LLC 5.875% 11/01/2029 Callable @ 101.469 11/01/2025	14,737	14,756
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 6.000% 01/15/2030 Callable @ 101.500 10/15/2025	27,000	27,088
FRONTIER COMMUNICATIONS HOLDINGS LLC 144A 8.750% 05/15/2030 Callable @ 104.375 05/15/2025	49,000	51,291
GCI LLC 144A 4.750% 10/15/2028 Callable @ 100.000 10/15/2025	168,000	158,882
GRAY MEDIA INC 144A 7.000% 05/15/2027 Callable @ 100.000 05/15/2025	82,000	79,640
GRAY MEDIA INC 144A 5.375% 11/15/2031 Callable @ 102.688 11/15/2026	8,000	4,754
GRAY MEDIA INC 144A 4.750% 10/15/2030 Callable @ 102.375 10/15/2025	168,000	99,474
GRAY MEDIA INC 144A 10.500% 07/15/2029 Callable @ 105.250 07/15/2026	205,000	210,241
HUGHES SATELLITE SYSTEMS CORP 6.625% 08/01/2026	20,000	16,242
IHEARTCOMMUNICATIONS INC 144A 9.125% 05/01/2029 Callable @ 103.000 12/20/2026	252,251	194,233
IHEARTCOMMUNICATIONS INC 144A 10.875% 05/01/2030 Callable @ 105.438 12/20/2026	215,591	88,392
IHEARTCOMMUNICATIONS INC 144A 7.750% 08/15/2030 Callable @ 105.813 12/20/2026	142,293	101,380
*INTELSAT JACKSON HOLDINGS SA 144A 6.500% 03/15/2030 Callable @ 100.000 02/15/2026	380,000	373,803
LEVEL 3 FINANCING INC 144A 11.000% 11/15/2029 Callable @ 105.500 03/22/2027	25,000	27,938
LEVEL 3 FINANCING INC 144A 4.875% 06/15/2029 Callable @ 102.313 03/22/2026	100,000	87,250
LEVEL 3 FINANCING INC 144A 4.500% 04/01/2030 Callable @ 102.125 03/22/2026	45,000	37,350
LEVEL 3 FINANCING INC 144A 3.875% 10/15/2030 Callable @ 100.906 03/22/2026	39,000	30,759
LUMEN TECHNOLOGIES INC 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	70,000	55,300
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2029	49,886	46,893
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2030	109,665	102,537
LUMEN TECHNOLOGIES INC 144A 4.125% 04/15/2030	137,411	128,479
LUMEN TECHNOLOGIES, INC. 144A 10.000% 10/15/2032	5,000	4,988
MCGRAW-HILL EDUCATION INC 144A 5.750% 08/01/2028 Callable @ 101.438 08/01/2025	80,000	78,383
STAGWELL GLOBAL LLC 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	113,000	106,413
*MIDCONTINENT COMMUNICATIONS 144A 8.000% 08/15/2032 Callable @ 104.000 08/15/2027	50,000	50,968
NEWS CORP 144A 3.875% 05/15/2029 Callable @ 100.969 05/15/2025	97,000	91,195
NEWS CORP 144A 5.125% 02/15/2032 Callable @ 102.563 02/15/2027	40,000	38,141
NEXSTAR MEDIA INC 144A 4.750% 11/01/2028 Callable @ 100.000 11/01/2025	271,000	256,209
NEXSTAR MEDIA INC 144A 5.625% 07/15/2027 Callable @ 100.000 07/15/2025	134,000	132,560
OUTFRONT MEDIA CAPITAL LLC 144A 5.000% 08/15/2027	5,000	4,902
OUTFRONT MEDIA CAPITAL LLC 144A 4.625% 03/15/2030 Callable @ 101.542 03/15/2026	15,000	13,868
OUTFRONT MEDIA CAPITAL LLC 144A 4.250% 01/15/2029 Callable @ 100.000 01/15/2026	8,000	7,430
OUTFRONT MEDIA CAPITAL LLC 144A 7.375% 02/15/2031 Callable @ 103.688 11/15/2026	67,000	70,159
SCRIPPS ESCROW INC 144A 5.875% 07/15/2027 Callable @ 100.000 07/15/2025	65,000	51,487
(4) SHUTTERFLY FINANCE LLC 144A 8.500% (4.250% PIK) 10/01/2027 Callable @ 100.000 06/09/2025	181,965	157,207
SHUTTERFLY FINANCE LLC 144A 9.750% 10/01/2027 Callable @ 100.000 06/09/2025	20,730	20,626
SINCLAIR TELEVISION GROUP INC 144A 5.125% 02/15/2027	20,000	18,504
SINCLAIR TELEVISION GROUP INC 144A 8.125% 02/15/2033 Callable @ 104.063 02/15/2028	33,000	32,609
SIRIUS XM RADIO LLC 144A 5.000% 08/01/2027 Callable @ 100.000 08/01/2025	144,000	142,302
SIRIUS XM RADIO LLC 144A 5.500% 07/01/2029 Callable @ 101.833 07/01/2025	244,000	237,528
SIRIUS XM RADIO LLC 144A 4.000% 07/15/2028 Callable @ 101.000 07/15/2025	183,000	171,562
SIRIUS XM RADIO LLC 144A 3.875% 09/01/2031 Callable @ 101.938 09/01/2026	70,000	60,051
SNAP INC 144A 6.875% 03/01/2033 Callable @ 103.438 03/01/2028	22,000	21,955
TEGNA INC 5.000% 09/15/2029 Callable @ 101.667 09/15/2025	40,000	37,188
TELECOM ITALIA CAPITAL SA 6.375% 11/15/2033	12,000	11,989
UBER TECHNOLOGIES INC 144A 7.500% 09/15/2027 Callable @ 100.000 09/15/2025	47,000	47,482
UNITED STATES CELLULAR CORP. 6.700% 12/15/2033	75,000	81,173
UNIVISION COMMUNICATIONS INC 144A 7.375% 06/30/2030 Callable @ 103.688 06/30/2025	88,000	80,328
UNIVISION COMMUNICATIONS INC 144A 8.000% 08/15/2028 Callable @ 104.000 08/15/2025	91,000	88,393
VIDEOTRON LTD 144A 5.125% 04/15/2027	100,000	99,901
XPO INC 144A 6.250% 06/01/2028 Callable @ 103.125 06/01/2025	45,000	45,444
		8,735,729

Consumer Discretionary (20.7%)
*ACCO BRANDS CORP 144A 4.250% 03/15/2029 Callable @ 100.000 03/15/2026	180,000	156,371
ACUSHNET CO. 144A 7.375% 10/15/2028 Callable @ 100.000 10/15/2027	29,000	30,009
ADIENT GLOBAL HOLDINGS LTD 144A 7.000% 04/15/2028 Callable @ 101.750 04/15/2026	3,000	3,026
ADIENT GLOBAL HOLDINGS LTD 144A 8.250% 04/15/2031 Callable @ 104.125 04/15/2026	172,000	169,355
ADIENT GLOBAL HOLDINGS LTD 144A 7.500% 02/15/2033 Callable @ 103.750 02/15/2028	48,000	45,516
AMER SPORTS CO 144A 6.750% 02/16/2031 Callable @ 103.375 02/16/2027	80,000	80,913
AMERICAN AXLE & MANUFACTURING INC 6.500% 04/01/2027	93,000	90,522
AMERICAN AXLE & MANUFACTURING INC 6.875% 07/01/2028 Callable @ 100.000 07/01/2025	86,000	82,679
ASBURY AUTOMOTIVE GROUP INC 4.500% 03/01/2028	87,000	84,193
ASBURY AUTOMOTIVE GROUP INC 4.750% 03/01/2030 Callable @ 101.583 03/01/2026	11,000	10,312
ASBURY AUTOMOTIVE GROUP INC 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	20,000	18,804
AVIS BUDGET CAR RENTAL LLC 144A 5.750% 07/15/2027	50,000	48,550
AVIS BUDGET CAR RENTAL LLC 144A 5.375% 03/01/2029 Callable @ 100.000 03/01/2026	165,000	151,980
AVIS BUDGET CAR RENTAL LLC 144A 4.750% 04/01/2028 Callable @ 100.000 04/01/2026	70,000	65,789
AVIS BUDGET CAR RENTAL LLC 144A 8.000% 02/15/2031 Callable @ 104.000 11/15/2026	3,000	2,971
AVIS BUDGET CAR RENTAL LLC 144A 8.250% 01/15/2030 Callable @ 104.125 01/15/2026	107,000	106,721
BOYNE USA INC 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	86,000	81,804
BUILDERS FIRSTSOURCE INC 144A 4.250% 02/01/2032 Callable @ 102.125 08/01/2026	108,000	97,419
BUILDERS FIRSTSOURCE INC 144A 6.375% 06/15/2032 Callable @ 103.188 06/15/2027	69,000	69,443
BUILDERS FIRSTSOURCE INC 144A 6.375% 03/01/2034 Callable @ 103.188 03/01/2029	40,000	39,704
CD&R SMOKEY BUYER INC / RADIO SYSTEMS CORP 144A 9.500% 10/15/2029 Callable @ 104.750 10/15/2026	70,000	60,072
CAESARS ENTERTAINMENT INC 144A 4.625% 10/15/2029 Callable @ 101.156 10/15/2025	94,000	86,774
CAESARS ENTERTAINMENT, INC. 144A 7.000% 02/15/2030 Callable @ 103.500 02/15/2026	54,000	55,228
CAESARS ENTERTAINMENT INC 144A 6.500% 02/15/2032 Callable @ 103.250 02/15/2027	54,000	54,285
CARNIVAL CORP 144A 7.625% 03/01/2026	25,000	25,039
CARNIVAL CORP 144A 5.750% 03/01/2027 Callable @ 100.000 12/01/2026	104,000	103,669
CARNIVAL CORP. 144A 4.000% 08/01/2028 Callable @ 100.000 05/01/2028	69,000	65,809
CARNIVAL CORP. 144A 6.000% 05/01/2029 Callable @ 101.500 11/01/2025	29,000	28,833
CARNIVAL CORP 144A 7.000% 08/15/2029 Callable @ 103.500 08/15/2026	29,000	30,251
CARNIVAL CORP 144A 6.125% 02/15/2033 Callable @ 103.063 02/15/2028	90,000	89,226
CEDAR FAIR LP / CANADA'S WONDERLAND CO 5.375% 04/15/2027	40,000	39,813
CEDAR FAIR LP 5.250% 07/15/2029 Callable @ 101.750 07/15/2025	55,000	52,292
CINEMARK USA INC 144A 5.250% 07/15/2028 Callable @ 101.313 07/15/2025	45,000	44,169
CINEMARK USA INC 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	20,000	20,446
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 05/15/2028 Callable @ 103.375 05/15/2025	57,000	57,883
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.750% 02/15/2030 Callable @ 103.375 02/15/2027	32,000	32,554
COOPER-STANDARD AUTOMOTIVE INC 144A 13.500% 03/31/2027 Callable @ 102.250 01/31/2026	300,715	313,834
COOPER-STANDARD AUTOMOTIVE INC 144A 5.625% 05/15/2027 Callable @ 101.410 01/31/2026	180,842	147,483
DANA INC 5.625% 06/15/2028 Callable @ 100.000 06/15/2025	67,000	66,370
DORNOCH DEBT MERGER SUB INC 144A 6.625% 10/15/2029 Callable @ 101.656 10/15/2025	110,000	76,019
CAESARS ENTERTAINMENT INC 144A 8.125% 07/01/2027 Callable @ 100.000 07/01/2025	44,000	44,131
*FORD MOTOR CREDIT CO. LLC 5.125% 06/16/2025 Callable @ 100.000 05/16/2025	370,000	369,718
*FORD MOTOR CREDIT CO., LLC 3.375% 11/13/2025 Callable @ 100.000 10/13/2025	200,000	197,659
*FORD MOTOR CREDIT CO LLC 4.000% 11/13/2030 Callable @ 100.000 08/13/2030	200,000	177,727
*FORD MOTOR CREDIT CO LLC 7.122% 11/07/2033 Callable @ 100.000 08/07/2033	200,000	201,117
*FORD MOTOR CREDIT CO LLC 4.687% 06/09/2025	400,000	399,461
GAP INC/THE 144A 3.625% 10/01/2029 Callable @ 100.906 10/01/2025	113,000	102,147
GOODYEAR TIRE & RUBBER CO/THE 5.250% 04/30/2031 Callable @ 100.000 01/30/2031	31,000	28,921
GOODYEAR TIRE & RUBBER CO/THE 5.000% 07/15/2029 Callable @ 100.000 04/15/2029	131,000	124,735
GOODYEAR TIRE & RUBBER CO/THE 5.250% 07/15/2031 Callable @ 100.000 04/15/2031	75,000	69,849
GRIFFON CORP 5.750% 03/01/2028 Callable @ 100.000 03/01/2026	135,000	133,150
GROUP 1 AUTOMOTIVE INC 144A 6.375% 01/15/2030 Callable @ 103.188 07/15/2026	26,000	26,261
HANESBRANDS INC 144A 9.000% 02/15/2031 Callable @ 104.500 02/15/2026	25,000	25,868
HERTZ CORP/THE 144A 4.625% 12/01/2026 Callable @ 100.000 12/01/2025	118,000	98,091
HERTZ CORP/THE 144A 5.000% 12/01/2029 Callable @ 101.250 12/01/2025	205,000	126,100
HERTZ CORP/THE 144A 12.625% 07/15/2029 Callable @ 106.313 07/15/2027	107,000	104,106
(3) ESC GCB HERTZ CORP	25,000	2,000
(3) ESC HERTZ CORP	148,000	9,620
(3) ESC HERTZ CORP	80,000	16,400
(3) ESC HERTZ CORP	20,000	3,750
HILTON DOMESTIC OPERATING CO INC 144A 5.750% 05/01/2028 Callable @ 100.000 05/01/2025	38,000	38,053
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 04/01/2029 Callable @ 102.938 04/01/2026	27,000	27,273
HILTON DOMESTIC OPERATING CO INC 144A 6.125% 04/01/2032 Callable @ 103.063 04/01/2027	27,000	27,353
HILTON DOMESTIC OPERATING CO INC 144A 5.875% 03/15/2033 Callable @ 102.938 03/15/2028	74,000	73,956
HILTON WORLDWIDE FINANCE LLC 4.875% 04/01/2027	83,000	82,693
JELD-WEN INC 144A 4.875% 12/15/2027 Callable @ 100.000 12/15/2025	70,000	64,643
JELD-WEN INC 144A 7.000% 09/01/2032 Callable @ 103.500 09/01/2027	40,000	35,130
BATH & BODY WORKS INC 6.750% 07/01/2036	35,000	34,446
BATH & BODY WORKS INC 144A 6.625% 10/01/2030 Callable @ 103.313 10/01/2025	30,000	30,522
LIVE NATION ENTERTAINMENT INC 144A 5.625% 03/15/2026	70,000	69,571
LIVE NATION ENTERTAINMENT INC 144A 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	170,000	166,438
LIVE NATION ENTERTAINMENT INC 144A 6.500% 05/15/2027 Callable @ 101.625 05/15/2025	303,000	306,199
LIVE NATION ENTERTAINMENT INC 144A 3.750% 01/15/2028 Callable @ 100.938 01/15/2026	47,000	44,918
MGM RESORTS INTERNATIONAL 5.500% 04/15/2027 Callable @ 100.000 01/15/2027	87,000	86,731
MGM RESORTS INTERNATIONAL 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	177,000	174,277
MGM RESORTS INTERNATIONAL 6.125% 09/15/2029 Callable @ 103.063 09/15/2026	63,000	62,736
MIWD HOLDCO II LLC 144A 5.500% 02/01/2030 Callable @ 101.375 02/01/2026	39,000	35,107
MARRIOTT OWNERSHIP RESORTS, INC. 144A 4.500% 06/15/2029 Callable @ 101.125 06/15/2025	21,000	19,139
MASTERBRAND INC 144A 7.000% 07/15/2032 Callable @ 103.500 07/15/2027	66,000	66,059
MATTEL INC 144A 5.875% 12/15/2027 Callable @ 100.000 12/15/2025	68,000	67,674
MITER BRANDS ACQUISITION HOLDCO INC 144A 6.750% 04/01/2032 Callable @ 103.375 04/01/2027	58,000	58,032
NEWELL BRANDS, INC. 5.700% 04/01/2026 Callable @ 100.000 01/01/2026	100,000	98,577
NEWELL BRANDS INC 6.875% 04/01/2036 Callable @ 100.000 10/01/2035	65,000	57,254
NEWELL BRANDS INC 6.375% 09/15/2027 Callable @ 100.000 06/15/2027	35,000	34,114
NEWELL BRANDS INC 6.625% 09/15/2029 Callable @ 100.000 06/15/2029	29,000	27,206
NEWELL BRANDS INC 6.625% 05/15/2032 Callable @ 100.000 02/15/2032	14,000	12,428
NEWELL BRANDS INC 6.375% 05/15/2030 Callable @ 100.000 02/15/2030	33,000	30,042
NORDSTROM INC 4.375% 04/01/2030 Callable @ 100.000 01/01/2030	2,000	1,753
PM GENERAL PURCHASER LLC 144A 9.500% 10/01/2028 Callable @ 100.000 10/01/2025	72,000	69,503
CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 6.250% 05/15/2026	76,000	76,019
*CLARIOS GLOBAL LP / CLARIOS US FINANCE CO 144A 8.500% 05/15/2027	164,000	164,593
*PETSMART INC / PETSMART FINANCE CORP 144A 4.750% 02/15/2028 Callable @ 100.000 02/15/2026	250,000	238,902
QUEEN MERGERCO, INC. 144A 6.750% 04/30/2032 Callable @ 103.375 04/30/2028	78,000	78,212
ROYAL CARIBBEAN CRUISES LTD 144A 6.250% 03/15/2032 Callable @ 103.125 03/15/2027	88,000	89,269
ROYAL CARIBBEAN CRUISES LTD. 144A 6.000% 02/01/2033 Callable @ 103.000 08/01/2027	63,000	63,176
ROYAL CARIBBEAN CRUISES LTD 144A 5.625% 09/30/2031 Callable @ 102.813 09/30/2027	52,000	51,614
SAKS GLOBAL ENTERPRISES LLC 144A 11.000% 12/15/2029 Callable @ 105.500 12/15/2026	44,000	26,548
SCOTTS MIRACLE-GRO CO/THE 5.250% 12/15/2026	135,000	133,558
SCOTTS MIRACLE-GRO CO/THE 4.500% 10/15/2029 Callable @ 101.500 10/15/2025	14,000	13,055
SCOTTS MIRACLE-GRO CO/THE 4.375% 02/01/2032 Callable @ 102.188 08/01/2026	56,000	48,799
SCOTTS MIRACLE-GRO CO/THE 4.000% 04/01/2031 Callable @ 102.000 04/01/2026	111,000	97,317
SERVICE CORP INTERNATIONAL/US 3.375% 08/15/2030 Callable @ 101.688 08/15/2025	77,000	68,932
SERVICE CORP INTERNATIONAL/US 4.000% 05/15/2031 Callable @ 102.000 05/15/2026	19,000	17,359
SIX FLAGS ENTERTAINMENT CORP/DE 144A 7.250% 05/15/2031 Callable @ 103.625 05/15/2026	20,000	20,268
SIX FLAGS THEME PARKS INC 144A 7.000% 07/01/2025	35,000	35,025
SIX FLAGS ENTERTAINMENT CORP 144A 6.625% 05/01/2032 Callable @ 103.313 05/01/2027	82,000	82,724
SONIC AUTOMOTIVE INC 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	127,000	119,141
SONIC AUTOMOTIVE INC 144A 4.875% 11/15/2031 Callable @ 102.438 11/15/2026	5,000	4,559
STAPLES INC 144A 10.750% 09/01/2029 Callable @ 105.375 09/01/2026	195,000	169,589
STAPLES INC 144A 12.750% 01/15/2030 Callable @ 106.375 06/15/2027	87,863	51,043
STATION CASINOS LLC 144A 4.500% 02/15/2028	157,000	151,483
TEMPUR SEALY INTERNATIONAL INC 144A 4.000% 04/15/2029 Callable @ 100.000 04/15/2026	164,000	152,310
TEMPUR SEALY INTERNATIONAL INC 144A 3.875% 10/15/2031 Callable @ 101.938 10/15/2026	34,000	29,707
VAIL RESORTS INC 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	38,000	38,483
WAND NEWCO 3 INC 144A 7.625% 01/30/2032 Callable @ 103.813 01/30/2027	47,000	48,416
WAYFAIR LLC 144A 7.250% 10/31/2029 Callable @ 103.625 10/31/2026	26,000	23,718
WAYFAIR LLC 144A 7.750% 09/15/2030 Callable @ 103.875 09/15/2027	63,000	57,567
WEEKLEY HOMES LLC / WEEKLEY FINANCE CORP 144A 4.875% 09/15/2028 Callable @ 100.813 09/15/2025	49,000	45,845
WHITE CAP BUYER LLC 144A 6.875% 10/15/2028 Callable @ 100.000 10/15/2025	19,000	18,509
WILLIAM CARTER CO/THE 144A 5.625% 03/15/2027	85,000	82,748
WYNN LAS VEGAS LLC 144A 5.250% 05/15/2027 Callable @ 100.000 02/15/2027	25,000	24,748
WYNN RESORTS FINANCE LLC 144A 5.125% 10/01/2029 Callable @ 100.000 07/01/2029	228,000	219,510
WYNN RESORTS FINANCE LLC 144A 6.250% 03/15/2033 Callable @ 103.125 09/15/2027	41,000	39,628
		9,631,142
Consumer Staples (4.0%)
ALBERTSONS COS INC / SAFEWAY INC / 144A 5.875% 02/15/2028 Callable @ 100.000 08/15/2025	86,000	85,926
ALBERTSONS COS INC / SAFEWAY INC / 144A 4.625% 01/15/2027 Callable @ 100.000 01/15/2026	135,000	133,459
ALBERTSONS COS INC / SAFEWAY INC 144A 4.875% 02/15/2030 Callable @ 102.438 02/15/2026	30,000	28,939
ALBERTSONS COS INC / SAFEWAY INC 144A 3.250% 03/15/2026	33,000	32,383
ALBERTSONS COS INC / SAFEWAY INC 144A 3.500% 03/15/2029 Callable @ 100.000 09/15/2025	127,000	118,107
CENTRAL GARDEN & PET CO 5.125% 02/01/2028 Callable @ 100.000 01/01/2026	183,000	180,952
CENTRAL GARDEN & PET CO 4.125% 10/15/2030 Callable @ 102.063 10/15/2025	49,000	44,783
CENTRAL GARDEN & PET CO. 144A 4.125% 04/30/2031 Callable @ 102.063 04/30/2026	8,000	7,199
COTY, INC. 144A 5.000% 04/15/2026	18,000	17,875
COTY INC/HFC PRESTIGE PRODUCTS INC 144A 4.750% 01/15/2029 Callable @ 101.188 01/15/2026	10,000	9,619
EDGEWELL PERSONAL CARE CO 144A 5.500% 06/01/2028 Callable @ 100.000 06/01/2025	145,000	142,457
EDGEWELL PERSONAL CARE CO 144A 4.125% 04/01/2029 Callable @ 100.000 04/01/2026	25,000	23,359
ENERGIZER HOLDINGS INC 144A 4.750% 06/15/2028 Callable @ 100.000 06/15/2025	249,000	239,861
ENERGIZER HOLDINGS INC 144A 4.375% 03/31/2029 Callable @ 100.000 09/30/2025	47,000	43,837
ENERGIZER HOLDINGS INC 144A 6.500% 12/31/2027 Callable @ 101.625 08/31/2025	32,000	32,119
LAMB WESTON HOLDINGS INC 144A 4.125% 01/31/2030 Callable @ 101.031 01/31/2026	94,000	88,167
PERFORMANCE FOOD GROUP INC 144A 5.500% 10/15/2027	105,000	104,125
PERFORMANCE FOOD GROUP, INC. 144A 4.250% 08/01/2029 Callable @ 101.063 08/01/2025	95,000	89,876
PERFORMANCE FOOD GROUP INC 144A 6.125% 09/15/2032 Callable @ 103.063 09/15/2027	26,000	25,982
POST HOLDINGS INC 144A 5.500% 12/15/2029 Callable @ 101.833 12/15/2025	51,000	50,050
POST HOLDINGS INC 144A 4.625% 04/15/2030 Callable @ 101.542 04/15/2026	70,000	65,896
POST HOLDINGS INC 144A 6.250% 02/15/2032 Callable @ 103.125 02/15/2027	39,000	39,343
PRIMO WATER HOLDINGS, INC. / TRITON WATER 144A 6.250% 04/01/2029 Callable @ 100.000 04/01/2026	142,000	141,164
+^(4)(5) RITE AID CORP 144A 11.266% (11.266% PIK) 08/30/2031 (TSFR3M + 7.000%)	29,200	0
+^(4) RITE AID CORP 15.000% (15.000% PIK) 08/30/2031	85,095	0
+^(4) RITE AID CORP 15.000% (15.000% PIK) 08/30/2031	39,743	0
SPECTRUM BRANDS INC 144A 3.875% 03/15/2031 Callable @ 101.938 03/15/2026	5,000	4,134
US FOODS INC 144A 4.750% 02/15/2029 Callable @ 100.000 02/15/2026	15,000	14,539
US FOODS INC 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	68,000	64,745
US FOODS INC 144A 6.875% 09/15/2028 Callable @ 103.438 09/15/2025	24,000	24,596
		1,853,492
Energy (12.0%)
AETHON UNITED BR LP / AETHON UNITED FINANCE CORP 144A 7.500% 10/01/2029 Callable @ 103.750 10/01/2026	41,000	41,165
ANTERO RESOURCES CORP 144A 7.625% 02/01/2029 Callable @ 101.271 02/01/2026	46,000	47,004
ANTERO MIDSTREAM PARTNERS LP 144A 5.750% 03/01/2027	5,000	4,984
ANTERO MIDSTREAM PARTNERS LP 144A 5.750% 01/15/2028 Callable @ 100.000 01/15/2026	100,000	99,388
ANTERO MIDSTREAM PARTNERS LP 144A 5.375% 06/15/2029 Callable @ 101.344 06/15/2025	101,000	98,392
ARCHROCK PARTNERS LP 144A 6.875% 04/01/2027	27,000	26,963
ARCHROCK PARTNERS LP 144A 6.625% 09/01/2032 Callable @ 103.313 09/01/2027	34,000	33,795
ASCENT RESOURCES UTICA HOLDINGS LLC 144A 8.250% 12/31/2028 Callable @ 100.000 02/01/2026	30,000	30,309
ASCENT RESOURCES UTICA HOLDINGS LLC/ 144A 5.875% 06/30/2029 Callable @ 101.469 09/01/2025	22,000	21,366
ASCENT RESOURCES UTICA HOLDINGS LLC 144A 6.625% 10/15/2032 Callable @ 103.313 10/15/2027	30,000	29,676
BAYTEX ENERGY CORP 144A 8.500% 04/30/2030 Callable @ 104.250 04/30/2026	110,000	102,329
BAYTEX ENERGY CORP 144A 7.375% 03/15/2032 Callable @ 103.688 03/15/2027	52,000	44,849
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 6.625% 07/15/2026	35,000	34,843
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.000% 07/15/2029 Callable @ 103.500 07/15/2026	30,000	30,510
BLUE RACER MIDSTREAM LLC / BLUE RACER FINANCE CORP 144A 7.250% 07/15/2032 Callable @ 103.625 07/15/2027	22,000	22,555
BUCKEYE PARTNERS LP 3.950% 12/01/2026 Callable @ 100.000 09/01/2026	40,000	39,041
BUCKEYE PARTNERS LP 4.125% 12/01/2027 Callable @ 100.000 09/01/2027	15,000	14,422
BUCKEYE PARTNERS LP 144A 4.500% 03/01/2028 Callable @ 100.000 12/01/2027	40,000	38,559
BUCKEYE PARTNERS LP 144A 6.750% 02/01/2030 Callable @ 103.375 02/01/2027	20,000	20,355
CNX RESOURCES CORP 144A 6.000% 01/15/2029 Callable @ 101.500 01/15/2026	31,000	30,092
CNX RESOURCES CORP 144A 7.375% 01/15/2031 Callable @ 103.688 01/15/2026	40,000	40,035
CNX MIDSTREAM PARTNERS LP 144A 4.750% 04/15/2030 Callable @ 101.188 04/15/2026	16,000	14,723
CALIFORNIA RESOURCES CORP 144A 7.125% 02/01/2026	20,000	19,847
(3) ESC CB CHESAPEAKE ENERGY CORP DTD	15,000	60
CIVITAS RESOURCES INC 144A 8.375% 07/01/2028 Callable @ 104.188 07/01/2025	109,000	107,085
CIVITAS RESOURCES INC 144A 8.750% 07/01/2031 Callable @ 104.375 07/01/2026	56,000	53,212
CIVITAS RESOURCES INC 144A 8.625% 11/01/2030 Callable @ 104.313 11/01/2026	59,000	56,964
COMSTOCK RESOURCES INC 144A 6.750% 03/01/2029 Callable @ 101.125 03/01/2026	171,000	163,038
COMSTOCK RESOURCES INC 144A 5.875% 01/15/2030 Callable @ 101.958 01/15/2026	46,000	41,989
ENERGY TRANSFER LP 144A 7.375% 02/01/2031 Callable @ 103.688 02/01/2026	25,000	26,158
DT MIDSTREAM INC 144A 4.125% 06/15/2029 Callable @ 101.031 06/15/2025	110,000	103,214
DT MIDSTREAM INC 144A 4.375% 06/15/2031 Callable @ 102.188 06/15/2026	36,000	33,131
DIAMOND FOREIGN ASSET CO / DIAMOND FINANCE LLC 144A 8.500% 10/01/2030 Callable @ 104.250 10/01/2026	62,000	59,273
EQT CORP. 144A 4.500% 01/15/2029 Callable @ 100.000 07/15/2028	41,000	39,763
EQT CORP. 144A 7.500% 06/01/2030 Callable @ 100.000 12/01/2029	36,000	38,753
EQT CORP. 144A 4.750% 01/15/2031 Callable @ 100.000 07/15/2030	54,000	52,358
EQT CORP. 144A 7.500% 06/01/2027 Callable @ 101.875 06/01/2025	65,000	65,991
PERMIAN RESOURCES OPERATING LLC 144A 8.000% 04/15/2027 Callable @ 100.000 04/15/2026	40,000	40,688
PERMIAN RESOURCES OPERATING LLC 144A 9.875% 07/15/2031 Callable @ 104.938 07/15/2026	90,000	97,432
ENCINO ACQUISITION PARTNERS HOLDINGS LLC 144A 8.500% 05/01/2028 Callable @ 102.125 05/01/2025	140,000	140,103
ENCINO ACQUISITION PARTNERS HOLDINGS LLC 144A 8.750% 05/01/2031 Callable @ 104.375 05/01/2027	60,000	61,225
+^(3) ESC GCB ENDO DESIG	30,000	0
ENLINK MIDSTREAM PARTNERS LP 4.850% 07/15/2026 Callable @ 100.000 04/15/2026	25,000	24,984
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.750% 02/01/2028 Callable @ 100.000 02/01/2026	76,000	75,688
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 8.875% 04/15/2030 Callable @ 104.438 04/15/2026	38,000	38,692
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 8.250% 01/15/2029 Callable @ 104.125 01/15/2026	19,000	19,324
GENESIS ENERGY LP / GENESIS ENERGY FINANCE CORP 7.875% 05/15/2032 Callable @ 103.938 05/15/2027	15,000	14,611
GULFPORT ENERGY OPERATING CORP 144A 6.750% 09/01/2029 Callable @ 103.375 09/01/2026	90,000	88,679
HARVEST MIDSTREAM I LP 144A 7.500% 05/15/2032 Callable @ 103.750 05/15/2027	35,000	35,622
HESS MIDSTREAM OPERATIONS LP 144A 4.250% 02/15/2030 Callable @ 101.063 02/15/2026	47,000	44,109
HESS MIDSTREAM OPERATIONS LP 144A 6.500% 06/01/2029 Callable @ 103.250 06/01/2026	38,000	38,601
HESS MIDSTREAM OPERATIONS LP 144A 5.875% 03/01/2028 Callable @ 102.938 03/01/2026	18,000	18,037
HESS MIDSTREAM OPERATIONS LP 144A 5.125% 06/15/2028 Callable @ 100.854 06/15/2025	55,000	53,847
+^(3) ESC CB11A HIGH RIDGE	60,000	0
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.250% 11/01/2028 Callable @ 101.042 11/01/2025	3,000	2,920
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.000% 04/15/2030 Callable @ 102.000 04/15/2026	29,000	26,565
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.250% 04/15/2032 Callable @ 103.125 05/15/2027	23,000	20,012
HILCORP ENERGY I LP / HILCORP FINANCE CO 144A 6.875% 05/15/2034 Callable @ 103.438 05/15/2029	5,000	4,327
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 8.875% 07/15/2028 Callable @ 104.438 07/15/2025	60,000	62,345
HOWARD MIDSTREAM ENERGY PARTNERS LLC 144A 7.375% 07/15/2032 Callable @ 103.688 07/15/2027	30,000	30,546
CRESCENT ENERGY FINANCE LLC 144A 9.250% 02/15/2028 Callable @ 102.313 02/15/2026	129,000	130,571
CRESCENT ENERGY FINANCE LLC 144A 7.625% 04/01/2032 Callable @ 103.813 04/01/2027	74,000	67,157
CRESCENT ENERGY FINANCE LLC 144A 7.375% 01/15/2033 Callable @ 103.688 07/15/2027	55,000	48,670
KINETIK HOLDINGS LP 144A 5.875% 06/15/2030 Callable @ 102.938 06/15/2025	40,000	39,073
KINETIK HOLDINGS LP 144A 6.625% 12/15/2028 Callable @ 103.313 12/15/2025	25,000	25,183
KODIAK GAS SERVICES LLC 144A 7.250% 02/15/2029 Callable @ 103.625 02/15/2026	42,000	42,661
VITAL ENERGY INC 144A 7.875% 04/15/2032 Callable @ 103.938 04/15/2027	46,000	35,731
MATADOR RESOURCES CO 144A 6.500% 04/15/2032 Callable @ 103.250 04/15/2027	38,000	36,605
MATADOR RESOURCES CO 144A 6.250% 04/15/2033 Callable @ 103.125 04/15/2028	60,000	56,620
NGL ENERGY OPERATING LLC 144A 8.125% 02/15/2029 Callable @ 104.063 02/15/2026	44,000	41,336
NGL ENERGY OPERATING LLC 144A 8.375% 02/15/2032 Callable @ 104.188 02/15/2027	46,000	41,879
NOBLE FINANCE II LLC 144A 8.000% 04/15/2030 Callable @ 104.000 04/15/2026	39,000	37,252
NORTHRIVER MIDSTREAM FINANCE LP 144A 6.750% 07/15/2032 Callable @ 103.375 07/15/2027	33,000	32,784
NUSTAR LOGISTICS LP 5.625% 04/28/2027 Callable @ 100.000 01/28/2027	30,000	29,902
NUSTAR LOGISTICS LP 6.000% 06/01/2026 Callable @ 100.000 03/01/2026	50,000	50,014
NUSTAR LOGISTICS LP 6.375% 10/01/2030 Callable @ 100.000 04/01/2030	86,000	87,311
CHORD ENERGY CORP. 144A 6.750% 03/15/2033 Callable @ 103.375 03/15/2028	45,000	43,822
PERMIAN RESOURCES OPERATING LLC 144A 7.000% 01/15/2032 Callable @ 103.500 01/15/2027	54,000	54,361
PERMIAN RESOURCES OPERATING LLC 144A 6.250% 02/01/2033 Callable @ 103.125 08/01/2027	42,000	41,015
PRAIRIE ACQUIROR LP 144A 9.000% 08/01/2029 Callable @ 104.500 02/01/2026	27,000	27,208
PRECISION DRILLING CORP 144A 7.125% 01/15/2026	45,000	44,846
RANGE RESOURCES CORP. 4.875% 05/15/2025	75,000	74,933
RANGE RESOURCES CORP 8.250% 01/15/2029 Callable @ 101.375 01/15/2026	75,000	76,993
ROCKIES EXPRESS PIPELINE LLC 144A 6.750% 03/15/2033 Callable @ 103.375 03/15/2028	29,000	29,467
SM ENERGY CO 6.750% 09/15/2026	120,000	118,943
SM ENERGY CO 6.625% 01/15/2027	50,000	49,152
SM ENERGY CO 6.500% 07/15/2028 Callable @ 101.625 07/15/2025	31,000	29,711
SM ENERGY CO 144A 6.750% 08/01/2029 Callable @ 103.375 08/01/2026	45,000	42,018
SM ENERGY CO 144A 7.000% 08/01/2032 Callable @ 103.500 08/01/2027	38,000	35,022
EXPAND ENERGY CORP 5.375% 02/01/2029 Callable @ 100.000 02/01/2026	6,000	5,971
EXPAND ENERGY CORP 5.375% 03/15/2030 Callable @ 101.792 03/15/2026	117,000	116,094
EXPAND ENERGY CORP 4.750% 02/01/2032 Callable @ 102.375 02/01/2027	12,000	11,259
SUNOCO LP 144A 7.000% 05/01/2029 Callable @ 103.500 05/01/2026	25,000	25,706
*SUNOCO LP / SUNOCO FINANCE CORP 4.500% 05/15/2029 Callable @ 101.500 05/15/2025	124,000	117,525
SUNOCO LP / SUNOCO FINANCE CORP 4.500% 04/30/2030 Callable @ 101.125 04/30/2026	65,000	60,984
TALLGRASS ENERGY PTRS LP/TALLGRASS ENERGY FIN CORP 144A 5.500% 01/15/2028 Callable @ 100.000 01/15/2026	15,000	14,570
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 03/01/2027	40,000	39,507
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 12/31/2030 Callable @ 103.000 12/31/2025	55,000	51,216
TALLGRASS ENERGY PARTNERS LP 144A 6.000% 09/01/2031 Callable @ 103.000 09/01/2026	70,000	64,509
TALLGRASS ENERGY PARTNERS LP 144A 7.375% 02/15/2029 Callable @ 103.688 02/15/2026	32,000	31,880
TARGA RESOURCES PARTNERS LP 6.500% 07/15/2027 Callable @ 100.000 07/15/2025	108,000	108,434
TARGA RESOURCES PARTNERS LP 6.875% 01/15/2029 Callable @ 101.146 01/15/2026	38,000	38,781
TARGA RESOURCES PARTNERS LP 5.500% 03/01/2030 Callable @ 101.833 03/01/2026	15,000	14,984
TARGA RESOURCES PARTNERS LP 4.875% 02/01/2031 Callable @ 102.438 02/01/2026	70,000	67,941
TRANSOCEAN INC 144A 8.750% 02/15/2030 Callable @ 104.375 02/15/2026	21,600	21,117
TRANSOCEAN INC 144A 8.250% 05/15/2029 Callable @ 104.125 05/15/2026	55,000	44,558
TRANSOCEAN TITAN FINANCING LTD 144A 8.375% 02/01/2028 Callable @ 102.094 02/01/2026	15,381	15,230
VALARIS LTD 144A 8.375% 04/30/2030 Callable @ 104.188 04/30/2026	35,000	32,786
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 7.500% 05/01/2033 Callable @ 100.000 12/01/2032	16,000	16,409
VENTURE GLOBAL PLAQUEMINES LNG LLC 144A 7.750% 05/01/2035 Callable @ 100.000 12/01/2034	16,000	16,429
VENTURE GLOBAL LNG INC 144A 8.125% 06/01/2028 Callable @ 104.063 06/01/2025	118,000	117,539
VENTURE GLOBAL LNG INC 144A 8.375% 06/01/2031 Callable @ 104.188 06/01/2026	15,000	14,502
VENTURE GLOBAL LNG INC 144A 9.500% 02/01/2029 Callable @ 100.000 11/01/2028	25,000	25,900
VENTURE GLOBAL LNG INC 144A 9.875% 02/01/2032 Callable @ 104.938 02/01/2027	40,000	40,655
VENTURE GLOBAL LNG INC 144A 7.000% 01/15/2030 Callable @ 103.500 01/15/2027	60,000	56,485
*EXPAND ENERGY CORP 144A 6.750% 04/15/2029 Callable @ 100.000 04/15/2026	278,000	279,960
		5,585,719
Financials (1.6%)
(2) CITIGROUP INC 5.950% Perpetual Maturity Callable @ 100.000 05/15/2025	10,000	9,984
COINBASE GLOBAL INC 144A 3.375% 10/01/2028 Callable @ 100.844 10/01/2025	20,000	18,408
COINBASE GLOBAL INC 144A 3.625% 10/01/2031 Callable @ 101.813 10/01/2026	20,000	17,324
LPL HOLDINGS INC 144A 4.625% 11/15/2027	30,000	29,861
LPL HOLDINGS INC 144A 4.000% 03/15/2029 Callable @ 100.000 03/15/2026	55,000	52,917
NATIONSTAR MORTGAGE HOLDINGS INC 144A 6.000% 01/15/2027	10,000	10,004
NATIONSTAR MORTGAGE HOLDINGS INC 144A 5.500% 08/15/2028 Callable @ 100.000 08/15/2025	103,000	102,376
NATIONSTAR MORTGAGE HOLDINGS INC 144A 5.125% 12/15/2030 Callable @ 102.563 12/15/2025	26,000	25,985
NATIONSTAR MORTGAGE HOLDINGS INC 144A 5.750% 11/15/2031 Callable @ 102.875 11/15/2026	85,000	85,320
NATIONSTAR MORTGAGE HOLDINGS INC 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	36,000	37,348
ONEMAIN FINANCE CORP 4.000% 09/15/2030 Callable @ 102.000 09/15/2025	18,000	15,947
ONEMAIN FINANCE CORP 3.500% 01/15/2027 Callable @ 100.000 01/15/2026	20,000	19,147
ROCKET MORTGAGE LLC 144A 3.625% 03/01/2029 Callable @ 100.000 03/01/2026	86,000	79,810
ROCKET MORTGAGE LLC 144A 2.875% 10/15/2026 Callable @ 100.000 10/15/2025	54,000	52,106
ROCKET MORTGAGE LLC 144A 4.000% 10/15/2033 Callable @ 102.000 10/15/2027	9,000	7,785
ONEMAIN FINANCE CORP 6.625% 01/15/2028 Callable @ 100.000 07/15/2027	24,000	24,168
SPRINGLEAF FINANCE CORP. 5.375% 11/15/2029 Callable @ 100.000 05/15/2029	145,000	138,612
STARWOOD PROPERTY TRUST INC 144A 7.250% 04/01/2029 Callable @ 100.000 10/01/2028	17,000	17,598
		744,700
Health Care (8.6%)
AHP HEALTH PARTNERS INC 144A 5.750% 07/15/2029 Callable @ 101.438 07/15/2025	69,000	63,544
ACADIA HEALTHCARE CO INC 144A 5.500% 07/01/2028 Callable @ 100.000 07/01/2025	92,000	90,016
ACADIA HEALTHCARE CO INC 144A 5.000% 04/15/2029 Callable @ 100.000 10/15/2025	30,000	28,353
ACADIA HEALTHCARE CO., INC. 144A 7.375% 03/15/2033 Callable @ 103.688 03/15/2028	16,000	15,991
AVANTOR FUNDING INC 144A 4.625% 07/15/2028 Callable @ 100.000 07/15/2025	206,000	198,019
BAUSCH + LOMB CORP 144A 8.375% 10/01/2028 Callable @ 104.188 10/01/2025	15,000	15,582
BAUSCH HEALTH COS INC 144A 5.000% 01/30/2028	35,000	26,697
BAUSCH HEALTH COS INC 144A 5.250% 01/30/2030 Callable @ 101.312 01/30/2026	146,000	85,902
BAUSCH HEALTH COS INC 144A 6.250% 02/15/2029 Callable @ 100.000 02/15/2026	80,000	52,400
BAUSCH HEALTH COS INC 144A 5.250% 02/15/2031 Callable @ 102.625 02/15/2026	36,000	19,800
BAUSCH HEALTH COS INC 144A 5.000% 02/15/2029 Callable @ 100.000 02/15/2026	49,000	30,870
BAUSCH HEALTH COS INC 144A 4.875% 06/01/2028 Callable @ 101.219 06/01/2025	132,000	107,204
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 5.625% 03/15/2027 Callable @ 100.000 12/15/2025	24,000	23,456
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.000% 01/15/2029 Callable @ 100.000 01/15/2026	84,000	78,178
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 4.750% 02/15/2031 Callable @ 102.375 02/15/2026	83,000	68,506
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 6.125% 04/01/2030 Callable @ 101.531 04/01/2026	23,000	15,656
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 5.250% 05/15/2030 Callable @ 102.625 05/15/2025	155,000	132,172
CHS/COMMUNITY HEALTH SYSTEMS INC 144A 10.875% 01/15/2032 Callable @ 105.438 02/15/2027	58,000	59,846
CONCENTRA ESCROW ISSUER CORP 144A 6.875% 07/15/2032 Callable @ 103.438 07/15/2027	24,000	24,588
DAVITA INC 144A 4.625% 06/01/2030 Callable @ 102.313 06/01/2025	171,000	158,724
DAVITA INC 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	110,000	96,680
DAVITA INC 144A 6.875% 09/01/2032 Callable @ 103.438 09/01/2027	38,000	38,354
ELANCO ANIMAL HEALTH INC 6.650% 08/28/2028 Callable @ 100.000 05/28/2028	45,000	45,540
EMERGENT BIOSOLUTIONS INC 144A 3.875% 08/15/2028 Callable @ 100.000 08/15/2025	27,000	17,385
ENCOMPASS HEALTH CORP 4.500% 02/01/2028	169,000	166,660
ENCOMPASS HEALTH CORP 4.750% 02/01/2030 Callable @ 101.583 02/01/2026	20,000	19,431
ENDO FINANCE HOLDINGS INC 144A 8.500% 04/15/2031 Callable @ 104.250 04/15/2027	22,000	22,870
(4) GLOBAL MEDICAL RESPONSE INC 144A 10.000% (0.750% PIK) 10/31/2028 Callable @ 101.000 10/31/2025	50,785	50,785
ENCOMPASS HEALTH CORP 5.750% 09/15/2025	15,000	14,964
HOLOGIC INC 144A 4.625% 02/01/2028 Callable @ 100.000 02/01/2026	110,000	108,180
*IQVIA INC 144A 5.000% 10/15/2026	200,000	198,290
MALLINCKRODT INTERNATIONAL FINANCE SA 144A 14.750% 11/14/2028 Callable @ 100.000 11/14/2025	54,475	56,988
MEDLINE BORROWER LP/MEDLINE CO-ISSUER INC 144A 6.250% 04/01/2029 Callable @ 103.125 04/01/2026	88,000	88,828
*MEDLINE BORROWER LP 144A 3.875% 04/01/2029 Callable @ 100.969 10/01/2025	228,000	212,940
MEDLINE BORROWER LP 144A 5.250% 10/01/2029 Callable @ 101.313 10/01/2025	99,000	94,011
ORGANON FINANCE 1 LLC 144A 4.125% 04/30/2028 Callable @ 100.000 04/30/2026	200,000	188,391
OWENS & MINOR INC 144A 4.500% 03/31/2029 Callable @ 100.000 03/31/2026	120,000	97,338
OWENS & MINOR INC 144A 6.625% 04/01/2030 Callable @ 101.656 04/01/2026	47,000	40,044
OWENS & MINOR, INC. 144A 10.000% 04/15/2030 Callable @ 105.000 04/15/2027	42,000	43,337
+^(3) ESC CB PAR PHARMAC	75,000	0
PERRIGO FINANCE UNLIMITED CO 6.125% 09/30/2032 Callable @ 103.063 09/30/2027	30,000	29,764
(4) RADIOLOGY PARTNERS INC 144A 7.775% (3.500% PIK) 01/31/2029 Callable @ 102.000 07/01/2025	20,286	19,849
(4) RADIOLOGY PARTNERS INC 144A 9.781% (9.781% PIK) 02/15/2030	51,807	48,569
+^(3) ESC RITE AID CO	104,000	0
+^(3) ESC RITE AID CO	175,000	0
+^(3) ESC RITE AID CORP	79,094	0
SOTERA HEALTH HOLDINGS LLC 144A 7.375% 06/01/2031 Callable @ 103.688 06/01/2027	48,000	49,254
SURGERY CENTER HOLDINGS INC 144A 7.250% 04/15/2032 Callable @ 103.625 04/15/2027	54,000	53,878
TENET HEALTHCARE CORP 5.125% 11/01/2027	276,000	273,736
TENET HEALTHCARE CORP 6.125% 06/15/2030 Callable @ 103.063 06/15/2025	92,000	92,303
TENET HEALTHCARE CORP. 6.250% 02/01/2027	97,000	96,952
TENET HEALTHCARE CORP 6.750% 05/15/2031 Callable @ 103.375 05/15/2026	171,000	175,274
BAUSCH HEALTH AMERICAS INC 144A 9.250% 04/01/2026	219,000	213,890
BAUSCH HEALTH AMERICAS INC 144A 8.500% 01/31/2027	52,000	49,398
+^(3) RITE AID CORP	27,514	0
		3,999,387
Industrials (12.5%)
ADT SECURITY CORP. 144A 4.125% 08/01/2029 Callable @ 100.000 08/01/2028	113,000	106,593
API GROUP DE INC 144A 4.750% 10/15/2029 Callable @ 101.188 10/15/2025	37,000	34,800
API GROUP DE INC 144A 4.125% 07/15/2029 Callable @ 101.031 07/15/2025	56,000	52,294
ATS CORP 144A 4.125% 12/15/2028 Callable @ 100.000 12/15/2025	49,000	45,462
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.500% 04/20/2026	134,028	133,219
AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 144A 5.750% 04/20/2029	165,000	159,940
ALLISON TRANSMISSION, INC. 144A 4.750% 10/01/2027 Callable @ 100.000 10/01/2025	32,000	31,405
ALLISON TRANSMISSION INC 144A 5.875% 06/01/2029 Callable @ 101.958 06/01/2025	121,000	120,900
ALLISON TRANSMISSION INC 144A 3.750% 01/30/2031 Callable @ 101.875 01/30/2026	105,000	94,056
ARAMARK SERVICES INC 144A 5.000% 02/01/2028 Callable @ 100.000 02/01/2026	150,000	147,347
AXON ENTERPRISE, INC. 144A 6.125% 03/15/2030 Callable @ 103.063 03/15/2027	11,000	11,184
BWX TECHNOLOGIES INC 144A 4.125% 06/30/2028 Callable @ 100.000 06/30/2025	44,000	42,257
BWX TECHNOLOGIES INC 144A 4.125% 04/15/2029 Callable @ 100.000 04/15/2026	98,000	92,630
BOMBARDIER INC 144A 7.875% 04/15/2027	36,000	36,090
BOMBARDIER INC 144A 8.750% 11/15/2030 Callable @ 104.375 11/15/2026	41,000	43,800
BOMBARDIER INC 144A 7.250% 07/01/2031 Callable @ 103.625 07/01/2027	39,000	39,924
BOMBARDIER INC 144A 7.000% 06/01/2032 Callable @ 103.500 06/01/2027	39,000	39,444
BRINK'S CO/THE 144A 6.500% 06/15/2029 Callable @ 103.250 06/15/2026	21,000	21,394
CHART INDUSTRIES INC 144A 7.500% 01/01/2030 Callable @ 103.750 01/01/2026	109,000	113,086
CHART INDUSTRIES INC 144A 9.500% 01/01/2031 Callable @ 104.750 01/01/2026	12,000	12,796
CORECIVIC INC 8.250% 04/15/2029 Callable @ 104.125 04/15/2026	90,000	94,848
DYCOM INDUSTRIES, INC. 144A 4.500% 04/15/2029 Callable @ 100.000 04/15/2026	90,000	84,738
EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.750% 07/15/2031 Callable @ 103.375 07/15/2027	26,000	26,454
*EMRLD BORROWER LP / EMERALD CO-ISSUER INC 144A 6.625% 12/15/2030 Callable @ 103.313 06/15/2026	195,000	197,743
ENPRO INC 5.750% 10/15/2026	66,000	65,671
EQUIPMENTSHARE.COM INC 144A 9.000% 05/15/2028 Callable @ 106.750 05/15/2025	136,000	138,658
EQUIPMENTSHARE.COM INC 144A 8.625% 05/15/2032 Callable @ 104.313 05/15/2027	17,000	17,351
EQUIPMENTSHARE.COM INC 144A 8.000% 03/15/2033 Callable @ 104.000 09/15/2027	29,000	28,611
ESAB CORP 144A 6.250% 04/15/2029 Callable @ 103.125 04/15/2026	43,000	43,585
FIRST STUDENT BIDCO INC / FIRST TRANSIT PARENT INC 144A 4.000% 07/31/2029 Callable @ 101.000 07/31/2025	102,000	94,324
GEO GROUP INC/THE 8.625% 04/15/2029 Callable @ 104.313 04/15/2026	49,000	51,511
GFL ENVIRONMENTAL INC 144A 4.000% 08/01/2028 Callable @ 100.000 08/01/2025	90,000	85,728
GFL ENVIRONMENTAL INC 144A 4.750% 06/15/2029 Callable @ 101.188 06/15/2025	45,000	43,660
GFL ENVIRONMENTAL INC 144A 4.375% 08/15/2029 Callable @ 101.094 08/15/2025	39,000	37,219
GFL ENVIRONMENTAL INC 144A 6.750% 01/15/2031 Callable @ 103.375 01/15/2027	100,000	103,566
GARDA WORLD SECURITY CORP 144A 4.625% 02/15/2027	30,000	29,486
GARDA WORLD SECURITY CORP 144A 6.000% 06/01/2029 Callable @ 101.500 06/01/2025	59,000	55,193
GARDA WORLD SECURITY CORP 144A 8.250% 08/01/2032 Callable @ 104.125 08/01/2027	60,000	58,937
GARDA WORLD SECURITY CORP 144A 8.375% 11/15/2032 Callable @ 104.188 11/15/2027	30,000	29,595
GATES CORP/DE 144A 6.875% 07/01/2029 Callable @ 103.438 07/01/2026	20,000	20,251
WRANGLER HOLDCO CORP 144A 6.625% 04/01/2032 Callable @ 103.313 04/01/2027	24,000	24,619
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 5.625% 06/01/2029 Callable @ 101.406 06/01/2025	60,000	57,084
GLOBAL INFRASTRUCTURE SOLUTIONS INC 144A 7.500% 04/15/2032 Callable @ 103.750 04/15/2027	80,000	78,495
GOAT HOLDCO LLC 144A 6.750% 02/01/2032 Callable @ 103.375 02/01/2028	24,000	23,460
HERC HOLDINGS INC 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	48,000	47,345
HILLENBRAND INC 6.250% 02/15/2029 Callable @ 103.125 02/15/2026	16,000	15,905
JETBLUE AIRWAYS CORP / JETBLUE LOYALTY LP 144A 9.875% 09/20/2031 Callable @ 104.938 08/27/2027	100,000	92,117
*MADISON IAQ LLC 144A 4.125% 06/30/2028 Callable @ 101.031 06/30/2025	241,000	230,053
MADISON IAQ LLC 144A 5.875% 06/30/2029 Callable @ 101.469 06/30/2025	150,000	141,987
MILEAGE PLUS HOLDINGS LLC 144A 6.500% 06/20/2027 Callable @ 100.000 06/30/2025	38,250	38,370
NESCO HOLDINGS II INC 144A 5.500% 04/15/2029 Callable @ 100.000 04/15/2026	71,000	64,359
PIKE CORP 144A 5.500% 09/01/2028 Callable @ 100.000 09/01/2025	63,000	61,865
PIKE CORP 144A 8.625% 01/31/2031 Callable @ 104.313 01/31/2027	20,000	20,979
PRIME SECURITY SERVICES BORROWER LLC/ 144A 5.750% 04/15/2026	3,000	2,997
*PRIME SECURITY SERVICES BORROWER LLC 144A 3.375% 08/31/2027 Callable @ 100.000 08/31/2026	227,000	216,514
*ADT SECURITY CORP./THE 144A 4.875% 07/15/2032	173,000	163,123
RAVEN ACQUISITION HOLDINGS LLC 144A 6.875% 11/15/2031 Callable @ 103.438 11/15/2027	47,000	45,938
REGAL REXNORD CORP 6.050% 02/15/2026	43,000	43,242
REGAL REXNORD CORP 6.050% 04/15/2028 Callable @ 100.000 03/15/2028	85,000	87,126
REGAL REXNORD CORP 6.300% 02/15/2030 Callable @ 100.000 12/15/2029	36,000	37,147
REGAL REXNORD CORP 6.400% 04/15/2033 Callable @ 100.000 01/15/2033	50,000	50,909
RESIDEO FUNDING INC 144A 6.500% 07/15/2032 Callable @ 103.250 07/15/2027	64,000	63,464
RITCHIE BROS HOLDINGS INC 144A 6.750% 03/15/2028 Callable @ 101.688 03/15/2026	17,000	17,327
RITCHIE BROS HOLDINGS INC 144A 7.750% 03/15/2031 Callable @ 103.875 03/15/2026	17,000	17,823
SENSATA TECHNOLOGIES BV 144A 4.000% 04/15/2029 Callable @ 100.000 04/15/2026	50,000	45,996
SENSATA TECHNOLOGIES INC 144A 3.750% 02/15/2031 Callable @ 101.875 02/15/2026	18,000	15,697
SPIRIT AEROSYSTEMS INC 144A 9.375% 11/30/2029 Callable @ 104.688 11/30/2025	49,000	52,141
TEREX CORP 144A 5.000% 05/15/2029 Callable @ 101.250 05/15/2025	113,000	108,054
TEREX CORP 144A 6.250% 10/15/2032 Callable @ 103.125 10/15/2027	49,000	46,891
TRANSDIGM INC 144A 6.375% 03/01/2029 Callable @ 103.188 03/01/2026	111,000	112,944
TRANSDIGM INC 144A 6.625% 03/01/2032 Callable @ 103.313 03/01/2027	64,000	65,559
TRINET GROUP INC 144A 7.125% 08/15/2031 Callable @ 103.563 08/15/2026	48,000	48,840
TRINITY INDUSTRIES, INC. 144A 7.750% 07/15/2028 Callable @ 103.875 07/15/2025	60,000	62,103
TRIUMPH GROUP INC 144A 9.000% 03/15/2028 Callable @ 102.250 03/15/2026	24,000	25,179
UNITED AIRLINES, INC. 144A 4.375% 04/15/2026 Callable @ 100.000 10/15/2025	82,000	80,783
UNITED RENTALS NORTH AMERICA INC 4.875% 01/15/2028 Callable @ 100.000 01/15/2026	154,000	151,786
UNITED RENTALS NORTH AMERICA INC 144A 6.125% 03/15/2034 Callable @ 103.063 03/15/2029	76,000	76,778
VISTAJET MALTA FINANCE PLC 144A 9.500% 06/01/2028 Callable @ 104.750 06/01/2025	36,000	35,165
WABASH NATIONAL CORP. 144A 4.500% 10/15/2028 Callable @ 101.125 10/15/2025	68,000	60,474
WESCO DISTRIBUTION INC 144A 7.250% 06/15/2028 Callable @ 101.208 06/15/2025	210,000	212,782
WESCO DISTRIBUTION INC 144A 6.375% 03/15/2029 Callable @ 103.188 03/15/2026	106,000	107,381
WESCO DISTRIBUTION INC 144A 6.625% 03/15/2032 Callable @ 103.313 03/15/2027	35,000	35,583
WESCO DISTRIBUTION, INC. 144A 6.375% 03/15/2033 Callable @ 103.188 03/15/2028	27,000	27,317
WILLIAMS SCOTSMAN INC 144A 7.375% 10/01/2031 Callable @ 103.688 10/01/2026	57,000	59,075
WILLIAMS SCOTSMAN INC 144A 6.625% 06/15/2029 Callable @ 103.313 06/15/2026	24,000	24,317
WILLIAMS SCOTSMAN, INC. 144A 6.625% 04/15/2030 Callable @ 103.313 04/15/2027	14,000	14,228
XPO INC 144A 7.125% 02/01/2032 Callable @ 103.563 02/01/2027	35,000	35,864
^+(1) INCORA, INC. 144A 6.000% 01/31/2033	32,612	26,107
		5,859,042
Information Technology (5.7%)
ACI WORLDWIDE INC 144A 5.750% 08/15/2026	89,000	88,675
AHEAD DB HOLDINGS LLC 144A 6.625% 05/01/2028 Callable @ 101.656 05/01/2025	112,000	108,216
CLARIVATE SCIENCE HOLDINGS CORP 144A 3.875% 07/01/2028 Callable @ 100.969 06/30/2025	40,000	37,644
CLARIVATE SCIENCE HOLDINGS CORP 144A 4.875% 07/01/2029 Callable @ 101.219 06/30/2025	94,000	85,417
COMMSCOPE LLC 144A 4.750% 09/01/2029 Callable @ 101.188 09/01/2025	110,000	97,288
COMMSCOPE TECHNOLOGIES LLC 144A 5.000% 03/15/2027	5,000	4,351
COMMSCOPE LLC 144A 9.500% 12/15/2031 Callable @ 103.000 06/15/2026	35,000	35,795
COMMSCOPE LLC 144A 8.250% 03/01/2027	205,000	186,851
CONDUENT BUSINESS SERVICES LLC 144A 6.000% 11/01/2029 Callable @ 101.500 11/01/2025	80,000	73,520
DIEBOLD NIXDORF INC 144A 7.750% 03/31/2030 Callable @ 103.875 12/18/2026	28,000	29,157
DUN & BRADSTREET CORP/THE 144A 5.000% 12/15/2029 Callable @ 101.250 12/15/2025	23,000	22,942
ENTEGRIS INC 144A 4.375% 04/15/2028	56,000	54,074
ENTEGRIS INC 144A 3.625% 05/01/2029 Callable @ 101.813 05/01/2025	99,000	91,138
ENTEGRIS INC 144A 4.750% 04/15/2029 Callable @ 100.000 01/15/2029	53,000	51,572
ENTEGRIS INC 144A 5.950% 06/15/2030 Callable @ 102.975 06/15/2025	68,000	67,627
GARTNER INC 144A 3.625% 06/15/2029 Callable @ 100.906 06/15/2025	30,000	28,136
IMOLA MERGER CORP 144A 4.750% 05/15/2029 Callable @ 101.188 05/15/2025	245,000	233,927
INSIGHT ENTERPRISES INC 144A 6.625% 05/15/2032 Callable @ 103.313 05/15/2027	21,000	21,307
ATHENAHEALTH GROUP INC 144A 6.500% 02/15/2030 Callable @ 101.625 02/15/2026	65,000	62,121
NCR VOYIX CORP 144A 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	35,000	33,917
NCR CORP. 144A 5.125% 04/15/2029 Callable @ 100.000 04/15/2026	72,000	68,729
NCR ATLEOS CORP 144A 9.500% 04/01/2029 Callable @ 104.750 10/01/2026	97,000	104,327
ON SEMICONDUCTOR CORP 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	118,000	111,584
RINGCENTRAL INC 144A 8.500% 08/15/2030 Callable @ 104.250 08/15/2026	71,000	74,640
SS&C TECHNOLOGIES INC 144A 5.500% 09/30/2027	230,000	228,832
SS&C TECHNOLOGIES INC 144A 6.500% 06/01/2032 Callable @ 103.250 06/01/2027	15,000	15,203
SEAGATE HDD CAYMAN 8.250% 12/15/2029 Callable @ 104.125 07/15/2026	46,000	49,327
SEAGATE HDD CAYMAN 8.500% 07/15/2031 Callable @ 104.250 07/15/2026	12,000	12,838
SHIFT4 PAYMENTS LLC 144A 6.750% 08/15/2032 Callable @ 103.375 08/15/2027	38,000	38,532
BLOCK INC 3.500% 06/01/2031 Callable @ 100.000 03/01/2031	195,000	173,817
BLOCK INC 144A 6.500% 05/15/2032 Callable @ 103.250 05/15/2027	111,000	113,243
SYNAPTICS INC 144A 4.000% 06/15/2029 Callable @ 101.000 06/15/2025	40,000	36,977
COHERENT CORP 144A 5.000% 12/15/2029 Callable @ 101.250 12/14/2025	181,000	173,150
XEROX HOLDINGS CORP 144A 8.875% 11/30/2029 Callable @ 104.438 11/30/2026	48,000	28,700
		2,643,574
Materials (7.8%)
ADVANCED DRAINAGE SYSTEMS INC 144A 5.000% 09/30/2027	26,000	25,718
ATI, INC. 5.875% 12/01/2027	66,000	65,828
ATI INC 4.875% 10/01/2029 Callable @ 101.219 10/01/2025	45,000	42,994
ATI INC 5.125% 10/01/2031 Callable @ 102.563 10/01/2026	23,000	21,731
ATI INC 7.250% 08/15/2030 Callable @ 103.625 08/15/2026	43,000	44,713
ARDAGH PACKAGING FINANCE PLC 144A 5.250% 08/15/2027	200,000	92,000
AVIENT CORP 144A 7.125% 08/01/2030 Callable @ 103.563 08/01/2025	19,000	19,372
AXALTA COATING SYSTEMS LLC 144A 4.750% 06/15/2027 Callable @ 100.000 06/15/2025	150,000	147,762
BERRY GLOBAL INC 144A 4.500% 02/15/2026	15,000	14,969
BERRY GLOBAL INC 144A 4.875% 07/15/2026	7,000	6,984
BIG RIVER STEEL LLC / BRS FINANCE CORP 144A 6.625% 01/31/2029 Callable @ 100.000 09/15/2025	91,000	91,547
BOISE CASCADE CO 144A 4.875% 07/01/2030 Callable @ 102.438 07/01/2025	10,000	9,434
CVR PARTNERS LP / CVR NITROGEN FINANCE CORP 144A 6.125% 06/15/2028 Callable @ 101.531 06/15/2025	52,000	50,187
CARPENTER TECHNOLOGY CORP 6.375% 07/15/2028 Callable @ 100.000 07/15/2025	50,000	50,040
CARPENTER TECHNOLOGY CORP 7.625% 03/15/2030 Callable @ 101.906 03/15/2026	17,000	17,508
CHEMOURS CO/THE 144A 5.750% 11/15/2028 Callable @ 100.958 11/15/2025	213,000	192,919
CHEMOURS CO/THE 144A 4.625% 11/15/2029 Callable @ 101.156 11/15/2025	5,000	4,176
CHEMOURS CO/THE 144A 8.000% 01/15/2033 Callable @ 104.000 01/15/2028	35,000	31,512
CLEVELAND-CLIFFS INC 144A 4.625% 03/01/2029 Callable @ 100.000 03/01/2026	40,000	36,501
CLEVELAND-CLIFFS INC 144A 4.875% 03/01/2031 Callable @ 102.438 03/01/2026	29,000	24,857
CLEVELAND-CLIFFS INC 144A 6.750% 04/15/2030 Callable @ 103.375 04/15/2026	45,000	43,321
CLEVELAND-CLIFFS, INC. 144A 6.875% 11/01/2029 Callable @ 103.438 11/01/2026	59,000	57,131
CLEVELAND-CLIFFS INC 144A 7.500% 09/15/2031 Callable @ 103.750 03/15/2028	29,000	28,056
ELEMENT SOLUTIONS INC 144A 3.875% 09/01/2028 Callable @ 100.000 09/01/2025	100,000	94,542
GRAHAM PACKAGING CO INC 144A 7.125% 08/15/2028 Callable @ 100.000 08/15/2025	74,000	72,346
INEOS FINANCE PLC 144A 7.500% 04/15/2029 Callable @ 103.750 04/15/2026	200,000	187,662
KAISER ALUMINUM CORP 144A 4.500% 06/01/2031 Callable @ 102.250 06/01/2026	30,000	26,964
KNIFE RIVER CORP 144A 7.750% 05/01/2031 Callable @ 103.875 05/01/2026	60,000	62,761
LABL INC 144A 8.625% 10/01/2031 Callable @ 104.313 10/01/2027	56,000	45,780
MAUSER PACKAGING SOLUTIONS HOLDING CO 144A 9.250% 04/15/2027 Callable @ 101.156 10/15/2025	110,000	100,835
MAUSER PACKAGING SOLUTIONS HOLDING CO 144A 7.875% 04/15/2027 Callable @ 101.969 08/15/2025	306,000	306,989
NOVA CHEMICALS CORP 144A 5.250% 06/01/2027 Callable @ 100.000 03/03/2027	20,000	19,770
NOVA CHEMICALS CORP 144A 4.250% 05/15/2029 Callable @ 101.063 05/15/2025	116,000	109,543
NOVA CHEMICALS CORP 144A 8.500% 11/15/2028 Callable @ 104.250 11/15/2025	42,000	44,274
NOVA CHEMICALS CORP 144A 9.000% 02/15/2030 Callable @ 104.500 08/15/2026	116,000	123,918
NOVELIS CORP 144A 4.750% 01/30/2030 Callable @ 101.583 01/30/2026	45,000	41,838
NOVELIS INC 144A 6.875% 01/30/2030 Callable @ 103.438 01/30/2027	14,000	14,185
OWENS-BROCKWAY GLASS CONTAINER INC 144A 6.625% 05/13/2027 Callable @ 100.000 05/15/2025	68,000	67,800
QUIKRETE HOLDINGS INC 144A 6.375% 03/01/2032 Callable @ 103.188 03/01/2028	222,000	223,459
SMYRNA READY MIX CONCRETE LLC 144A 8.875% 11/15/2031 Callable @ 104.438 11/15/2026	35,000	35,896
STANDARD BUILDING SOLUTIONS INC 144A 6.500% 08/15/2032 Callable @ 103.250 08/15/2027	52,000	52,764
STANDARD INDUSTRIES INC/NY 144A 5.000% 02/15/2027	105,000	104,099
STANDARD INDUSTRIES INC/NY 144A 4.750% 01/15/2028 Callable @ 100.000 01/15/2026	212,000	207,176
TRIMAS CORP 144A 4.125% 04/15/2029 Callable @ 100.000 04/15/2026	63,000	58,811
(4) TRINSEO LUXCO FINANCE SPV SARL 144A 7.625% (2.500% PIK) 05/03/2029 Callable @ 103.813 01/17/2026	124,100	73,883
TRIVIUM PACKAGING FINANCE BV 144A 5.500% 08/15/2026	200,000	198,035
UNITED STATES STEEL CORP 6.875% 03/01/2029 Callable @ 100.000 03/01/2026	4,000	4,009
WR GRACE HOLDINGS LLC 144A 5.625% 08/15/2029 Callable @ 101.406 08/15/2025	123,000	108,499
WR GRACE HOLDINGS LLC 144A 4.875% 06/15/2027 Callable @ 100.000 06/15/2025	134,000	129,662
		3,634,760
Real Estate (2.4%)
IRON MOUNTAIN INC 144A 4.875% 09/15/2027 Callable @ 100.000 09/15/2025	57,000	56,196
IRON MOUNTAIN INC 144A 5.000% 07/15/2028 Callable @ 100.000 07/15/2025	7,000	6,842
IRON MOUNTAIN, INC. 144A 5.250% 07/15/2030 Callable @ 102.625 07/15/2025	150,000	145,302
IRON MOUNTAIN INC 144A 4.500% 02/15/2031 Callable @ 102.250 02/15/2026	42,000	38,899
IRON MOUNTAIN INC 144A 6.250% 01/15/2033 Callable @ 103.125 12/06/2027	9,000	8,983
KENNEDY-WILSON INC 5.000% 03/01/2031 Callable @ 102.500 03/01/2026	20,000	17,109
MPT OPERATING PARTNERSHIP LP 144A 8.500% 02/15/2032 Callable @ 104.250 02/15/2028	35,000	35,637
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 4.750% 10/15/2027 Callable @ 100.000 10/15/2025	190,000	186,235
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 4.500% 02/15/2029 Callable @ 100.750 02/15/2026	168,000	160,741
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 7.250% 07/15/2028 Callable @ 103.625 07/15/2025	4,000	4,112
RHP HOTEL PROPERTIES LP / RHP FINANCE CORP 144A 6.500% 04/01/2032 Callable @ 103.250 04/01/2027	90,000	89,690
ANYWHERE REAL ESTATE GROUP LLC 144A 5.250% 04/15/2030 Callable @ 101.313 04/15/2026	122,000	89,609
SBA COMMUNICATIONS CORP 3.125% 02/01/2029 Callable @ 100.000 02/01/2026	58,000	53,740
VICI PROPERTIES LP / VICI NOTE CO., INC. 144A 4.250% 12/01/2026	113,000	111,855
*VICI PROPERTIES LP / VICI NOTE CO INC 144A 4.625% 12/01/2029 Callable @ 101.514 12/01/2025	118,000	114,525
VICI PROPERTIES LP / VICI NOTE CO INC 144A 4.500% 09/01/2026 Callable @ 100.000 06/01/2026	15,000	14,923
		1,134,398
Utilities (2.0%)
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP 5.875% 08/20/2026 Callable @ 100.000 05/20/2026	90,000	88,892
AMERIGAS PARTNERS LP / AMERIGAS FINANCE CORP 144A 9.375% 06/01/2028 Callable @ 104.688 06/01/2025	39,000	38,905
CALPINE CORP 144A 4.500% 02/15/2028 Callable @ 100.000 02/15/2026	15,000	14,671
CALPINE CORP 144A 4.625% 02/01/2029 Callable @ 100.000 02/01/2026	54,000	52,201
CALPINE CORP 144A 5.000% 02/01/2031 Callable @ 102.500 02/01/2026	30,000	28,847
NRG ENERGY INC 5.750% 01/15/2028 Callable @ 100.000 01/15/2026	58,000	58,231
NRG ENERGY INC 144A 5.250% 06/15/2029 Callable @ 101.750 06/15/2025	94,000	92,927
NRG ENERGY INC 144A 3.375% 02/15/2029 Callable @ 100.000 02/15/2026	68,000	62,936
NRG ENERGY INC 144A 3.625% 02/15/2031 Callable @ 101.813 02/15/2026	18,000	16,177
NRG ENERGY INC 144A 3.875% 02/15/2032 Callable @ 101.938 02/15/2027	4,000	3,578
NRG ENERGY INC 144A 7.000% 03/15/2033 Callable @ 100.000 12/15/2032	28,000	30,130
NRG ENERGY INC 144A 6.000% 02/01/2033 Callable @ 103.000 11/01/2027	46,000	45,448
PG&E CORP 5.000% 07/01/2028 Callable @ 100.833 07/01/2025	40,000	39,007
PG&E CORP 5.250% 07/01/2030 Callable @ 102.625 07/01/2025	10,000	9,623
SUPERIOR PLUS LP / SUPERIOR GENERAL PARTNER INC 144A 4.500% 03/15/2029 Callable @ 100.750 03/15/2026	56,000	52,275
VISTRA OPERATIONS CO LLC 144A 5.625% 02/15/2027	127,000	126,914
VISTRA OPERATIONS CO LLC 144A 5.000% 07/31/2027	10,000	9,923
VISTRA OPERATIONS CO. LLC 144A 4.375% 05/01/2029 Callable @ 101.094 05/01/2025	22,000	21,157
VISTRA OPERATIONS CO LLC 144A 7.750% 10/15/2031 Callable @ 103.875 10/15/2026	85,000	89,879
VISTRA OPERATIONS CO LLC 144A 6.875% 04/15/2032 Callable @ 103.438 04/15/2027	42,000	43,420
		925,141

TOTAL CORPORATE BONDS (COST: $46,967,429)		$44,747,084

COMMON STOCKS (1.4%)
Communication Services (0.5%)	Shares
(3) CLEAR CHANNEL OUTDOOR HOLDINGS INC	4,640	4,567
(3) FRONTIER COMMUNICATIONS PARENT INC	1,519	55,064
(3) IHEARTMEDIA, INC.	1,902	1,959
+^ INTELSAT SA/LUXEMBOURG	3,888	153,576
		215,166
Consumer Discretionary (0.0%)
+^(3) MYT HOLDING LLC	21,320	5,330
+^(1)(3)NMG PARENT LLC	37	5,098
+^(3) NMG ESCROW EQUITY	203	52
+^(3) CLAIRE'S STORES	58	3
		10,483
Consumer Staples (0.0%)
+^(3) RITE AID EQUITY	276	0
		0
Health Care (0.4%)
(3) ENDO INC	1,570	33,425
^(3) ENVISION HEALTHCARE CORP	131	1,607
^(3) MALLINCKRODT EQUITY	1,199	104,363
+^(1) INTERNATIONAL ONCOLOGY CARE INC	1,633	24,577
		163,972
Industrials (0.0%)
^+(3) INCORA TOP HOLDCO LLC	28	700
^+(1)(3) INCORA INTERMEDIATE LLC	1,553	31,044
		31,744
Materials (0.0%)
+^(3) VENATOR MATERIALS PLC	12	4,575
		4,575
Real Estate (0.5%)
VICI PROPERTIES, INC.	6,754	216,263
		216,263

TOTAL COMMON STOCK (COST: $1,382,196)		$642,203

CONVERTIBLE PREFERRED STOCKS (0.2%)
Consumer Discretionary (0.2%)	Shares
+^(3) MYT HOLDING LLC (144A Series A)	53,840	68,646
+^(3) CLAIRE'S CONVERTIBLE PREFERRED EQUITY	57	33,231
TOTAL CONVERTIBLE PREFERRED STOCK (COST: $75,999)		$101,877

WARRANTS (0.0%)
Communication Services (0.0%)	Shares
+^(3) ENTERCOM-AUDACY INC SPECIAL WARRANT	194	3,686
+^(3) ENTERCOM-AUDACY INC 2ND LIEN A	235	71
+^(3) ENTERCOM-AUDACY INC 2ND LIEN B	39	12
TOTAL WARRANTS (COST: $69,113)		$3,769

TOTAL INVESTMENTS IN SECURITIES (COST: $48,494,737)		$45,494,933

OTHER ASSETS LESS LIABILITIES (2.4%)		$1,120,886

NET ASSETS (100.0%)		$46,615,819

(1) All or a portion of the security is considered restricted at April 30, 2025. See Footnote.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2025.

(3) Non-income producing security.
(4) Interest or dividend is partial paid-in-kind and partial cash. Rate paid in-kind is shown in parenthesis.

(5) Variable rate security. Interest reates reset periodically. Interest rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. See Footnote 3.
* Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur.
^ Deemed by management to be illiquid security. Total fair value of illiquid securities amount to $462,673 representing 0.99% of net assets as of April 30, 2025.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A Securities amounts to $36,884,413 representing 79.1% of net assets as of April 30, 2025.

PLC - Public Limited Company
TSFR3M - Term Secured Overnight Financing Rate 3 Month
TSFR3M Quarterly Rate disclosed as of April, 2025, based on the last reset date of the security.

The accompanying notes are an integral part of these financial statements.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$277,853	$139,395	$224,955	$642,203
Corporate Bonds	-	44,720,981	26,103	44,747,084
Convertible Preferred Stock	-	-	101,877	101,877
Warrants	-	-	3,769	3,769
Total	$277,853	$44,860,376	$356,704	$$45,494,933

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, are presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The changes of the fair value of investments during the three months ended April 30, 2025, for which the Funds have used Level 3 inputs to determine the fair value are as followed:

High Income Fund	Balance as of 7/31/2024	Purchases	Sales	Realized Gain/ (Loss)	Change in appreciation/ depreciation	Balance as of 4/30/2025	Net Change in unrealized appreciation/ depreciation for securities held on 7/31/24
Common Stock	$289,768	$174,509	($226,107)	$0	$(13,214)	$224,955	$(173,618)
Corporate Bonds	$119,121	$299,456	($367,656)	$0	$(24,818)	$26,103	$(273,354)
Convertible Preferred Stock	$130,714	$0	$0	$0	$(28,837)	$101,877	$(6,556)
Warrants	$6,900	$69,113	($1,797)	($1,797)	$(68,651)	$3,769	$(72,244)

Asset Class	Fair Value at April 30, 2025	Valuation Technique	Unobservable Inputs	Range	Impact to Valuation from Input	Weighted Average
Common Stock	$168,634	Market Comparable Transaction	Broker Quote	$0.05 - $381.25	Decrease	$50.49
Common Stock	$24,577	Market Comparable Companies	EBITDA Multiple	4.35	Increase	N/A
Common Stock	$31,744	Market Comparable Companies	Implied EV, EBITA, Appellate Case Risk Disc.	11.33 - 20% risk discount	Increase	$20.10
Corporate Bonds	$26,103	Market Comparable Companies	Implied EV, EBITA, Appellate Case Risk Disc.	11.33 - 20% risk discount	Increase	N/A
Convertible Preferred Stock	$68,646	Market Comparable Transaction	Broker Quote	$1.275	Increase	N/A
Convertible Preferred Stock	$33,231	Market Comparable Companies	EBITDA Multiple, Tariff Risk Discount	7.20 - 25% tariff risk discount	Increase	N/A
Warrants	$3,769	Market Comparable Transaction	Broker Quote	$18.59	No change	N/A

Unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Unobservable inputs were weighted by the relative fair value of investments. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.